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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7978

ING Mayflower Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING International Value Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2011 (Unaudited)

Shares			Value
COMMON STOCK: 99.5%
		Australia: 1.2%
313,922		BHP Billiton Ltd.	$13,965,981
			13,965,981
		Bermuda: 0.6%
204,934		Tyco Electronics Ltd.	7,424,759
			7,424,759
		Brazil: 3.4%
344,000		Banco do Brasil S.A.	6,141,420
542,871		Centrais Eletricas Brasileiras SA ADR - Class A	7,399,332
348,900	L	Gafisa SA ADR	4,368,228
160,600		Petroleo Brasileiro SA ADR	5,339,950
292,654	@	Tele Norte Leste Participacoes SA ADR	4,629,786
127,758	L	Tim Participacoes SA ADR	4,854,804
177,171		Vivo Participacoes S.A. ADR	6,030,901
			38,764,421
		Canada: 1.6%
158,000		Barrick Gold Corp.	7,506,580
186,100		Suncor Energy, Inc.	7,725,011
50,000		Toronto Dominion Bank	3,742,947
			18,974,538
		China: 1.5%
9,243,000		China Construction Bank	8,168,534
12,055,000		China Railway Group Ltd.	8,774,807
			16,943,341
		Denmark: 1.5%
62,969		Carlsberg A/S	6,260,301
408,355	@	Danske Bank A/S	10,951,116
			17,211,417
		Finland: 0.8%
285,902		Fortum OYJ	8,797,443
			8,797,443
		France: 14.0%
169,300		Accor S.A.	7,734,802
583,602	@	Air France-KLM	10,654,595
3,330,020	@	Alcatel S.A.	11,097,039
504,047		AXA S.A.	10,667,534
166,269		BNP Paribas	12,410,079
115,587		Capgemini S.A.	5,814,939
483,203		Carrefour S.A.	23,622,949
137,444		Cie Generale des Etablissements Michelin	10,002,528
856,335		France Telecom S.A.	18,676,789
793,328	@	Natixis	4,212,788
329,883		Sanofi-Aventis	22,545,106
268,552		Total S.A.	15,714,672
248,852		Veolia Environnement	7,784,174
			160,937,994
		Germany: 6.3%
69,214		Allianz AG	9,621,255
235,971		Deutsche Bank AG	13,952,975
2,079,129		Deutsche Telekom AG	27,717,199
157,701		SAP AG	9,123,417
95,321		Siemens AG	12,219,537
			72,634,383
		Hong Kong: 1.1%
2,022,000		HongKong Electric Holdings	12,811,502
			12,811,502
		Ireland: 0.3%
273,000	@	Smurfit Kappa PLC	3,263,082
			3,263,082
		Israel: 0.4%
84,300		Teva Pharmaceutical Industries Ltd. ADR	4,606,995
			4,606,995
		Italy: 4.6%
344,300		ENI S.p.A.	8,151,677
622,790	@	Fiat Industrial S.p.A.	8,428,871
622,790		Fiat S.p.A	6,043,594
2,186,582		Intesa Sanpaolo S.p.A.	7,281,880
19,406,016		Telecom Italia S.p.A. RNC	23,106,121
			53,012,143
		Japan: 27.1%
701,000		Akita Bank Ltd.	2,146,614
307,400		Astellas Pharma, Inc.	11,743,587
197,741	L	Canon, Inc. ADR	9,720,948
2,743,000		Chuo Mitsui Trust Holdings, Inc.	11,024,095
731,000		Dai Nippon Printing Co., Ltd.	10,002,678
575,836		Daiichi Sankyo Co., Ltd.	12,516,572
235,800		Fuji Photo Film Co., Ltd.	8,534,573

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2011 (Unaudited) (continued)

Shares			Value
		Japan (continued)
1,871,000		Hitachi Ltd.	$10,236,103
2,054		Inpex Holdings, Inc.	13,199,208
283,000		JGC Corp.	6,921,630
343,200		Mitsubishi Corp.	9,581,063
2,335,400		Mitsubishi UFJ Financial Group, Inc.	12,129,876
459,900		Mitsui Sumitomo Insurance Group Holdings, Inc.	10,962,356
5,225,400		Mizuho Financial Group, Inc.	10,087,919
486,600		Nippon Telegraph & Telephone Corp.	22,575,809
1,430,800		Nissan Motor Co., Ltd.	14,476,164
4,813		NTT DoCoMo, Inc.	8,606,831
349,800		Omron Corp.	9,012,897
244,500		Ono Pharmaceutical Co., Ltd.	11,900,790
83,500		ORIX Corp.	8,251,196
157,200		Rohm Co., Ltd.	10,195,022
435,500		Seven & I Holdings Co., Ltd.	11,247,343
297,100		Sony Corp.	10,223,654
258,800		Sumitomo Mitsui Financial Group, Inc.	8,799,199
270,000		Taisho Pharmaceutical Co., Ltd.	5,978,301
156,200		Takeda Pharmaceutical Co., Ltd.	7,528,959
66,200		TDK Corp.	4,360,850
875,200		Tokio Marine Holdings, Inc.	26,075,450
127,700		Tokyo Electron Ltd.	8,348,294
147,000		Toyota Motor Corp.	6,051,927
			312,439,908
		Malaysia: 0.5%
2,130,733		Malayan Banking BHD	6,084,636
			6,084,636
		Mexico: 1.0%
663,965	L	Telefonos de Mexico SA de CV ADR	11,493,234
			11,493,234
		Netherlands: 8.1%
2,057,847	@	Aegon NV	15,230,468
75,500		Akzo Nobel NV	4,715,950
364,009	@	European Aeronautic Defence and Space Co. NV	10,496,056
931,312		Koninklijke Ahold NV	12,614,530
56,500		Nutreco Holding NV	4,021,143
483,844		Royal Dutch Shell PLC - Class A	17,046,530
511,879	@	SNS Reaal	2,545,777
739,381		Unilever NV	21,846,516
194,599		Wolters Kluwer NV	4,455,627
			92,972,597
		New Zealand: 0.5%
3,000,865		Telecom Corp. of New Zealand Ltd.	5,326,047
			5,326,047
		Poland: 0.5%
398,000		Powszechna Kasa Oszczednosci Bank Polski S.A.	5,703,392
			5,703,392
		Portugal: 1.2%
1,533,761		Energias de Portugal S.A.	5,891,773
672,776		Portugal Telecom SGPS S.A.	7,848,701
			13,740,474
		Russia: 0.4%
145,433		Mechel OAO ADR	4,585,502
			4,585,502
		South Korea: 1.2%
228,410	@	Korea Electric Power Corp.	5,788,963
51,085		SK Telecom Co., Ltd.	7,507,228
			13,296,191
		Spain: 1.1%
579,711		Banco Santander Central Hispano S.A.	7,098,071
233,402	@	Telefonica S.A.	5,843,333
			12,941,404
		Sweden: 1.2%
346,863		Svenska Cellulosa AB - B Shares	6,049,147
656,860		Telefonaktiebolaget LM Ericsson	8,098,309
			14,147,456
		Switzerland: 7.0%
196,934		Novartis AG	10,963,281
691,500		STMicroelectronics NV	8,364,034
363,010		Swiss Reinsurance	20,751,827
20,500		Swisscom AG	9,043,987
836,676	@	UBS AG - Reg	14,980,143
479,157		Xstrata PLC	10,612,403
20,066		Zurich Financial Services AG	5,486,367
			80,202,042
		United Kingdom: 12.4%
263,950		AstraZeneca PLC	12,868,547
3,596,079		Barclays PLC	16,842,044
267,800		BP PLC ADR	12,712,466
1,160,119		GlaxoSmithKline PLC	20,947,468
1,344,794		HSBC Holdings PLC	14,662,309
3,672,434	@	ITV PLC	4,564,129
976,271		J Sainsbury PLC	5,964,122

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2011 (Unaudited) (continued)

Shares				Value
		United Kingdom (continued)
265,773		Kazakhmys PLC		$6,403,913
1,869,000		Kingfisher PLC		7,529,341
1,836,151		Marks & Spencer Group PLC		10,469,914
5,016,789		Vodafone Group PLC		14,080,078
2,150,231		WM Morrison Supermarkets PLC		9,174,096
198,968	@	Wolseley PLC		6,928,622
				143,147,049
		Total Common Stock (Cost $1,140,666,739)		1,145,427,931
SHORT-TERM INVESTMENTS: 1.3%
		Mutual Funds: 0.3%
3,820,843		Blackrock Liquidity Funds TempFund Portfolio - Class I		3,820,843
		Total Mutual Funds (Cost $3,820,843)		3,820,843
		Securities Lending Collateral(cc): 1.0%
10,442,440		BNY Mellon Overnight Government Fund (1)		10,442,440
1,202,292	R	BNY Institutional Cash Reserves Fund, Series B (1)(2)		961,833
		Total Securities Lending Collateral (Cost $11,644,732)		11,404,273
		Total Short-Term Investments (Cost $15,465,575)		15,225,116
		Total Investments in Securities (Cost $1,156,132,314)*	100.8%	$1,160,653,047
		Other Assets and Liabilities - Net	(0.8)	(9,094,276)
		Net Assets	100.0%	$1,151,558,771

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	(1)	Collateral received from brokers for securities lending was invested in these short-term investments.
	(2)

On September 12, 2008, BNY established a separate sleeve of the Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers defaulted debt obligations. The Fund’s position in Series B is being fair valued daily.

	R	Restricted security
	L	Loaned security, a portion or all of the security is on loan at January 31, 2011.
	*	Cost for federal income tax purposes is $1,164,751,353.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$156,853,763
		Gross Unrealized Depreciation		(160,952,069)
		Net Unrealized Depreciation		$(4,098,306)

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2011 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Consumer Discretionary	7.5%
Consumer Staples	8.2
Energy	6.9
Financials	24.8
Health Care	10.6
Industrials	7.3
Information Technology	9.6
Materials	5.0
Telecommunication Services	15.4
Utilities	4.2
Short-Term Investments	1.3
Other Assets and Liabilities - Net	(0.8)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Value Fund	as of January 31, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	1/31/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$13,965,981	$—	$13,965,981
Bermuda	7,424,759	—	—	7,424,759
Brazil	38,764,421	—	—	38,764,421
Canada	18,974,538	—	—	18,974,538
China	—	16,943,341	—	16,943,341
Denmark	—	17,211,417	—	17,211,417
Finland	—	8,797,443	—	8,797,443
France	—	160,937,994	—	160,937,994
Germany	12,219,537	60,414,846	—	72,634,383
Hong Kong	12,811,502	—	—	12,811,502
Ireland	3,263,082	—	—	3,263,082
Israel	4,606,995	—	—	4,606,995
Italy	8,428,871	44,583,272	—	53,012,143
Japan	9,720,948	302,718,960	—	312,439,908
Malaysia	—	6,084,636	—	6,084,636
Mexico	11,493,234	—	—	11,493,234
Netherlands	—	92,972,597	—	92,972,597
New Zealand	—	5,326,047	—	5,326,047
Poland	—	5,703,392	—	5,703,392
Portugal	—	13,740,474	—	13,740,474
Russia	4,585,502	—	—	4,585,502
South Korea	—	13,296,191	—	13,296,191
Spain	—	12,941,404	—	12,941,404
Sweden	—	14,147,456	—	14,147,456
Switzerland	—	80,202,042	—	80,202,042
United Kingdom	12,712,466	130,434,583	—	143,147,049
Total Common Stock	145,005,855	1,000,422,076	—	1,145,427,931
Short-Term Investments	14,263,283	—	961,833	15,225,116
Total Investments, at value	$159,269,138	$1,000,422,076	$961,833	$1,160,653,047

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended January 31, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	10/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	1/31/2011
Asset Table
Investments, at value
Short-Term Investments	$961,833	$—	$—	$—	$—	$—	$—	$—	$961,833
Total Investments, at value	$961,833	$—	$—	$—	$—	$—	$—	$—	$961,833

As of January 31, 2011, the net change in unrealized appreciation or depreciation on Level 3 investments still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. It is the policy of the Portfolio to recognize transfers at the end of the reporting period.

There were no significant transfers into and out of Level 1 and 2 during the period ending January 31, 2011.

# The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

Item 2. Controls and Procedures

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Mayflower Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	March 29, 2011

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	March 29, 2011